Liquidity (Details) - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025
Liquidity [Abstract]
Net (loss)/income	$ (971,143)	$ (744,320)
Net cash used in operating activities	(409,661)	$ (1,121,034)
Working capital	3,903,067		$ 5,179,766
Cash	$ 2,814,898		$ 3,685,043